Income Taxes - Schedule of Provision/(Benefit) for Income Taxes as Per Dutch Federal Income Tax Rates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income from continuing operations before income taxes and equity in net income of affiliates	$ 67	$ 43	$ 444	$ 129	$ 103
Dutch statutory tax rate			25.00%	25.00%	25.50%
Provision/(benefit) for income taxes at the Dutch statutory rate			111	32	26
Impairment of goodwill and intangible assets
Basis difference in sale of subsidiary
Tax impact on distributions from foreign subsidiaries			35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits			15	(3)	(35)
U.S. state and local taxation			7	(4)	(24)
Withholding and other taxation			36	30	29
Effect of global financing activities			(51)	(38)	(28)
Changes in estimates for uncertain tax positions			43	12	2
Changes in valuation allowances			(16)	(25)	(25)
Effect of change in deferred tax rates			(40)
Other, net			6	8	8
Total (benefit)/provision for income taxes	$ 27	$ 11	$ 146	$ 21	$ (46)
Effective tax rate	40.00%	26.00%	32.90%	16.30%	(44.70%)